Affiliated companies and variable interest entities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Schedule of Equity Method Investments [Line Items]
Certain affiliated companies accounted for by the equity method	¥ 1,950,661	¥ 2,010,249
Affiliated companies aggregate value	2,470,588	2,889,079
Impairment loss on a certain investment in affiliated company accounted for by the equity method	0	0	¥ 0
Dividends from affiliated companies accounted for by the equity method	186,212	174,485	¥ 147,039
Finance receivables	14,555,631	15,472,393
Operating leases	5,652,622	5,199,986
Vehicles
Schedule of Equity Method Investments [Line Items]
Operating leases	5,778,463	5,169,524
Variable Interest Entity, Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Restricted cash	126,012	112,004
Secured debt	1,903,189	1,572,185
Variable Interest Entity, Primary Beneficiary | Vehicles
Schedule of Equity Method Investments [Line Items]
Operating leases	290,873	144,729
Retail Receivables Portfolio Segment | Variable Interest Entity, Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Finance receivables	¥ 2,087,303	¥ 1,845,092